Segment Reporting - Segment Reporting Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Write down of vessels	$ 0	$ 29,367	$ 0
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Write down of vessels	$ 0	$ 29,367	$ 0